Share Capital and Reserves - Summary of Share Premium (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Premium [abstract]
At 1 January	€ 6,534	€ 6,417
Premium arising on shares issued		117
At 31 December	€ 6,534	€ 6,534